Stock-Based Compensation (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation [Abstract]
Options, Outstanding, beginning of period	225,669	276,807	294,720
Options, Granted	34,750	24,000	21,750
Options, Exercised	(44,219)	(46,235)	(25,289)
Options, Forfeited	(3,475)	(28,904)	(14,375)
Options, Outstanding, end of period	212,725	225,669	276,807
Options, Exercisable, end of period	177,975	216,644	270,032
Weighted Average Exercise Price Per Share, Outstanding, beginning of period	$ 19.46	$ 17.94	$ 17.83
Weighted Average Exercise Price Per Share, Granted	32.81	22.37	19.03
Weighted Average Exercise Price Per Share, Exercised	23.53	18.23	17.46
Weighted Average Exercise Price Per Share, Forfeited	21.71	18.57	18.01
Weighted Average Exercise Price Per Share, Outstanding, end of period	20.76	19.46	17.94
Weighted Average Exercise Price Per Share, Exercisable, end of period	$ 18.41	$ 17.59	$ 17.85
Weighted Average Remaining Contractual Term, Outstanding	6 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding, beginning of period	$ 931,963	$ 362,754
Aggregate Intrinsic Value, Outstanding, end of period	2,604,097	931,963	$ 362,754
Aggregate Intrinsic Value, Exercisable at end of period	$ 2,597,494	$ 931,963	$ 359,854